Real Estate and Accumulated Depreciation - Schedule III	12 Months Ended
Dec. 31, 2015
SEC Schedule III, Real Estate and Accumulated Depreciation Disclosure [Abstract]
Real Estate and Accumulated Depreciation - Schedule III

(In thousands)						Initial Costs		Costs Capitalized Subsequent to Acquisition		Gross Amount Carried at December 31, 2015 (5) (6)
Property	City	State	Acquisition Date	Encumbrances at December 31, 2015		Land	Building and Improvements	Land	Building and Improvements		Accumulated Depreciation (7) (8)
Dollar General I	Mission	TX	4/29/2013	$—	(1)	$142	$807	$—	$—	$949	$121
Dollar General I	Sullivan	MO	5/3/2013	—	(1)	146	825	—	—	971	123
Walgreens I	Pine Bluff	AR	7/8/2013	—	(1)	159	3,016	—	—	3,175	452
Dollar General II	Bogalusa	LA	7/12/2013	—	(1)	107	965	—	—	1,072	136
Dollar General II	Donaldsonville	LA	7/12/2013	—	(1)	97	871	—	—	968	122
AutoZone I	Cut Off	LA	7/16/2013	—	(1)	67	1,282	—	—	1,349	174
Dollar General III	Athens	MI	7/16/2013	—	(1)	48	907	—	—	955	123
Dollar General III	Fowler	MI	7/16/2013	—	(1)	49	940	—	—	989	128
Dollar General III	Hudson	MI	7/16/2013	—	(1)	102	922	—	—	1,024	125
Dollar General III	Muskegon	MI	7/16/2013	—	(1)	49	939	—	—	988	128
Dollar General III	Reese	MI	7/16/2013	—	(1)	150	848	—	—	998	115
BSFS I	Fort Myers	FL	7/18/2013	—	(1)	1,215	1,822	—	—	3,037	255
Dollar General IV	Bainbridge	GA	7/29/2013	—	(1)	233	700	—	—	933	95
Dollar General IV	Vanleer	TN	7/29/2013	—	(1)	78	705	—	—	783	96
Tractor Supply I	Vernon	CT	8/1/2013	—	(1)	358	3,220	—	—	3,578	371
Dollar General V	Meraux	LA	8/2/2013	—	(1)	708	1,315	—	—	2,023	179
Mattress Firm I	Tallahassee	FL	8/7/2013	—	(1)	1,015	1,241	—	—	2,256	168
Family Dollar I	Butler	KY	8/12/2013	—	(1)	126	711	—	—	837	97
Food Lion I	Charlotte	NC	8/19/2013	—	(1)	3,132	4,697	—	—	7,829	540
Lowe's I	Macon	GA	8/19/2013	—	(1)	—	8,420	—	—	8,420	926
Lowe's I	Fayetteville	NC	8/19/2013	—		—	6,422	—	—	6,422	706
Lowe's I	New Bern	NC	8/19/2013	—	(1)	1,812	10,269	—	—	12,081	1,130
Lowe's I	Rocky Mount	NC	8/19/2013	—	(1)	1,931	10,940	—	—	12,871	1,203
O'Reilly Auto Parts I	Manitowoc	WI	8/19/2013	—	(1)	85	761	—	—	846	100
Lowe's I	Aiken	SC	8/21/2013	—	(1)	1,764	7,056	—	—	8,820	775
Family Dollar II	Danville	AR	8/22/2013	—	(1)	170	679	—	—	849	89
Dollar General VI	Natalbany	LA	8/23/2013	—	(1)	379	883	—	—	1,262	116
Dollar General VII	Gasburg	VA	8/23/2013	—	(1)	52	993	—	—	1,045	130
Walgreens II	Tucker	GA	8/23/2013	—	(1)	—	2,524	—	—	2,524	353
Family Dollar III	Challis	ID	8/27/2013	—	(1)	44	828	—	—	872	108
Chili's I	Lake Jackson	TX	8/30/2013	—	(1)	746	1,741	—	—	2,487	286
Chili's I	Victoria	TX	8/30/2013	—	(1)	813	1,897	—	—	2,710	312
CVS I	Anniston	AL	8/30/2013	—	(1)	472	1,887	—	—	2,359	264
Joe's Crab Shack I	Westminster	CO	8/30/2013	—	(1)	1,136	2,650	—	—	3,786	435
Joe's Crab Shack I	Houston	TX	8/30/2013	—	(1)	1,169	2,171	—	—	3,340	357

(In thousands)						Initial Costs		Costs Capitalized Subsequent to Acquisition		Gross Amount Carried at December 31, 2015 (5) (6)
Property	City	State	Acquisition Date	Encumbrances at December 31, 2015		Land	Building and Improvements	Land	Building and Improvements		Accumulated Depreciation (7) (8)
Tire Kingdom I	Lake Wales	FL	9/4/2013	—	(1)	556	1,296	—	—	1,852	175
AutoZone II	Temple	GA	9/6/2013	—	(1)	569	854	—	—	1,423	112
Dollar General VIII	Stanleytown	VA	9/6/2013	—	(1)	185	1,049	—	—	1,234	137
Family Dollar IV	Oil City	LA	9/9/2013	—	(1)	76	685	—	—	761	90
Fresenius I	Montevallo	AL	9/12/2013	—	(1)	300	1,699	—	—	1,999	186
Dollar General IX	Mabelvale	AR	9/13/2013	—	(1)	38	723	—	—	761	95
Advance Auto I	Angola	IN	9/19/2013	—	(1)	35	671	—	—	706	85
Arby's I	Hernando	MS	9/19/2013	—	(1)	624	1,455	—	—	2,079	231
CVS II	Holyoke	MA	9/19/2013	—	(1)	—	2,258	—	—	2,258	305
Walgreens III	Lansing	MI	9/19/2013	—	(1)	216	4,099	—	—	4,315	553
Walgreens IV	Beaumont	TX	9/20/2013	—	(1)	499	1,995	—	—	2,494	269
American Express Travel Related Services I	Salt Lake City	UT	9/24/2013	—	(1)	4,150	32,789	—	—	36,939	5,782
American Express Travel Related Services I	Greensboro	NC	9/24/2013	—	(1)	1,620	41,401	—	—	43,021	6,764
AmeriCold I	Piedmont	SC	9/24/2013	—	(1)	3,030	24,067	—	—	27,097	3,303
AmeriCold I	Gaffney	SC	9/24/2013	—	(1)	1,360	5,666	—	—	7,026	778
AmeriCold I	Pendergrass	GA	9/24/2013	—	(1)	2,810	26,572	—	—	29,382	3,647
AmeriCold I	Gainesville	GA	9/24/2013	—	(1)	1,580	13,838	—	—	15,418	1,899
AmeriCold I	Cartersville	GA	9/24/2013	—	(1)	1,640	14,533	—	—	16,173	1,995
AmeriCold I	Douglas	GA	9/24/2013	—	(1)	750	7,076	—	—	7,826	971
AmeriCold I	Belvidere	IL	9/24/2013	—	(1)	2,170	17,843	—	—	20,013	2,449
AmeriCold I	Brooklyn Park	MN	9/24/2013	—	(1)	1,590	11,940	—	—	13,530	1,639
AmeriCold I	Zumbrota	MN	9/24/2013	—	(1)	2,440	18,152	—	—	20,592	2,491
Dollar General X	Greenwell Springs	LA	9/24/2013	—	(1)	114	1,029	—	—	1,143	130
Home Depot I	Valdosta	GA	9/24/2013	—	(1)	2,930	30,538	—	—	33,468	3,235
Home Depot I	Birmingham	AL	9/24/2013	—	(1)	3,660	33,667	—	—	37,327	3,567
L.A. Fitness I	Houston	TX	9/24/2013	—	(1)	2,540	8,379	—	—	10,919	941
National Tire & Battery I	San Antonio	TX	9/24/2013	—	(1)	577	577	—	—	1,154	75
New Breed Logistics I	Hanahan	SC	9/24/2013	—	(1)	2,940	19,171	—	—	22,111	2,631
SunTrust Bank I	Atlanta	GA	9/24/2013	—	(1)	2,190	5,666	—	—	7,856	583
SunTrust Bank I	Washington	DC	9/24/2013	—	(1)	590	2,366	—	—	2,956	285
SunTrust Bank I	New Smyrna Beach	FL	9/24/2013	—	(1)	740	2,859	—	—	3,599	345
SunTrust Bank I	Brooksville	FL	9/24/2013	—	(1)	360	127	—	—	487	15
SunTrust Bank I	West Palm Beach	FL	9/24/2013	—	(1)	520	2,264	—	—	2,784	273

(In thousands)						Initial Costs		Costs Capitalized Subsequent to Acquisition		Gross Amount Carried at December 31, 2015 (5) (6)
Property	City	State	Acquisition Date	Encumbrances at December 31, 2015		Land	Building and Improvements	Land	Building and Improvements		Accumulated Depreciation (7) (8)
SunTrust Bank I	Orlando	FL	9/24/2013	—	(1)	540	3,069	—	—	3,609	370
SunTrust Bank I	Orlando	FL	9/24/2013	—	(1)	410	2,078	—	—	2,488	251
SunTrust Bank I	Fort Pierce	FL	9/24/2013	—	(1)	720	1,434	—	—	2,154	173
SunTrust Bank I	Atlanta	GA	9/24/2013	—	(1)	570	1,152	—	—	1,722	139
SunTrust Bank I	Thomson	GA	9/24/2013	—	(1)	480	1,015	—	—	1,495	122
SunTrust Bank I	Waycross	GA	9/24/2013	—	(1)	300	1,425	—	—	1,725	172
SunTrust Bank I	Landover	MD	9/24/2013	—	(1)	630	1,310	—	—	1,940	158
SunTrust Bank I	Cary	NC	9/24/2013	—	(1)	370	841	—	—	1,211	101
SunTrust Bank I	Stokesdale	NC	9/24/2013	—	(1)	230	581	—	—	811	70
SunTrust Bank I	Summerfield	NC	9/24/2013	—	(1)	210	605	—	—	815	73
SunTrust Bank I	Waynesville	NC	9/24/2013	—	(1)	200	874	—	—	1,074	105
SunTrust Bank I	Fountain Inn	SC	9/24/2013	—	(1)	290	1,086	—	—	1,376	131
SunTrust Bank I	Nashville	TN	9/24/2013	—	(1)	190	666	—	—	856	80
SunTrust Bank I	Savannah	TN	9/24/2013	—	(1)	390	1,179	—	—	1,569	142
SunTrust Bank I	Chattanooga	TN	9/24/2013	—	(1)	220	781	—	—	1,001	94
SunTrust Bank I	Oak Ridge	TN	9/24/2013	—	(1)	500	1,277	—	—	1,777	154
SunTrust Bank I	Doswell	VA	9/24/2013	—	(1)	190	510	—	—	700	62
SunTrust Bank I	Vinton	VA	9/24/2013	—	(1)	120	366	—	—	486	44
SunTrust Bank I	New Market	VA	9/24/2013	—	(1)	330	948	—	—	1,278	114
SunTrust Bank I	Brunswick	GA	9/24/2013	—	(1)	80	249	—	—	329	30
SunTrust Bank I	Burlington	NC	9/24/2013	—	(1)	200	497	—	—	697	60
SunTrust Bank I	Pittsboro	NC	9/24/2013	—	(1)	100	304	—	—	404	37
SunTrust Bank I	Dunwoody	GA	9/24/2013	—	(1)	460	2,714	—	—	3,174	327
SunTrust Bank I	Athens	GA	9/24/2013	—	(1)	610	1,662	—	—	2,272	200
SunTrust Bank I	Spencer	NC	9/24/2013	—	(1)	280	717	—	—	997	86
SunTrust Bank I	Cleveland	TN	9/24/2013	—	(1)	170	461	—	—	631	56
SunTrust Bank I	Nassawadox	VA	9/24/2013	—	(1)	70	484	—	—	554	58
Circle K I	Burlington	IA	9/25/2013	—	(1)	224	523	—	—	747	66
Circle K I	Clinton	IA	9/25/2013	—	(1)	334	779	—	—	1,113	98
Circle K I	Muscatine	IA	9/25/2013	—	(1)	274	821	—	—	1,095	104
Circle K I	Aledo	IL	9/25/2013	—	(1)	427	1,709	—	—	2,136	216
Circle K I	Bloomington	IL	9/25/2013	—	(1)	316	586	—	—	902	74
Circle K I	Bloomington	IL	9/25/2013	—	(1)	395	592	—	—	987	75
Circle K I	Champaign	IL	9/25/2013	—	(1)	412	504	—	—	916	64
Circle K I	Galesburg	IL	9/25/2013	—	(1)	355	829	—	—	1,184	105

(In thousands)						Initial Costs		Costs Capitalized Subsequent to Acquisition		Gross Amount Carried at December 31, 2015 (5) (6)
Property	City	State	Acquisition Date	Encumbrances at December 31, 2015		Land	Building and Improvements	Land	Building and Improvements		Accumulated Depreciation (7) (8)
Circle K I	Jacksonville	IL	9/25/2013	—	(1)	351	818	—	—	1,169	103
Circle K I	Jacksonville	IL	9/25/2013	—	(1)	316	474	—	—	790	60
Circle K I	Mattoon	IL	9/25/2013	—	(1)	608	1,129	—	—	1,737	143
Circle K I	Morton	IL	9/25/2013	—	(1)	350	525	—	—	875	66
Circle K I	Paris	IL	9/25/2013	—	(1)	429	797	—	—	1,226	101
Circle K I	Staunton	IL	9/25/2013	—	(1)	467	1,867	—	—	2,334	236
Circle K I	Vandalia	IL	9/25/2013	—	(1)	529	983	—	—	1,512	124
Circle K I	Virden	IL	9/25/2013	—	(1)	302	1,208	—	—	1,510	153
Circle K I	Lafayette	IN	9/25/2013	—	(1)	401	746	—	—	1,147	94
Circle K I	Bedford	OH	9/25/2013	—	(1)	702	702	—	—	1,404	89
Circle K I	Streetsboro	OH	9/25/2013	—	(1)	540	540	—	—	1,080	68
Walgreens V	Oklahoma City	OK	9/27/2013	—	(1)	1,295	3,884	—	—	5,179	524
Walgreens VI	Gillette	WY	9/27/2013	—	(1)	1,198	2,796	—	—	3,994	377
1st Constitution Bancorp I	Hightstown	NJ	9/30/2013	—	(1)	253	1,431	—	—	1,684	177
American Tire Distributors I	Chattanooga	TN	9/30/2013	—	(1)	382	7,249	—	—	7,631	1,047
FedEx Ground I	Watertown	SD	9/30/2013	—	(1)	136	2,581	—	—	2,717	354
Krystal I	Jacksonville	FL	9/30/2013	—	(1)	547	821	—	—	1,368	127
Krystal I	Columbus	GA	9/30/2013	—	(1)	136	1,220	—	—	1,356	204
Krystal I	Ft. Oglethorpe	GA	9/30/2013	—	(1)	185	1,051	—	—	1,236	162
Krystal I	Chattanooga	TN	9/30/2013	—	(1)	292	877	—	—	1,169	136
Krystal I	Cleveland	TN	9/30/2013	—	(1)	211	1,197	—	—	1,408	186
Krystal I	Madison	TN	9/30/2013	—	(1)	427	640	—	—	1,067	99
Merrill Lynch, Pierce, Fenner & Smith I	Hopewell	NJ	9/30/2013	—		1,854	40,257	—	—	42,111	5,127
Merrill Lynch, Pierce, Fenner & Smith I	Hopewell	NJ	9/30/2013	—		651	14,125	—	—	14,776	1,799
Merrill Lynch, Pierce, Fenner & Smith I	Hopewell	NJ	9/30/2013	—		3,619	78,581	—	—	82,200	9,921
O'Charley's I	Lexington	KY	9/30/2013	—	(1)	675	1,574	—	—	2,249	151
O'Charley's I	Conyers	GA	9/30/2013	—	(1)	315	1,784	—	—	2,099	335
O'Charley's I	Southaven	MS	9/30/2013	—	(1)	756	1,405	—	—	2,161	246
O'Charley's I	Daphne	AL	9/30/2013	—	(1)	225	2,026	—	—	2,251	202
O'Charley's I	Kennesaw	GA	9/30/2013	—	(1)	225	2,022	—	—	2,247	203
O'Charley's I	Springfield	OH	9/30/2013	—	(1)	329	1,864	—	—	2,193	235
O'Charley's I	Murfreesboro	TN	9/30/2013	—	(1)	775	1,439	—	—	2,214	176
O'Charley's I	Mcdonough	GA	9/30/2013	—	(1)	322	1,823	—	—	2,145	301

(In thousands)						Initial Costs		Costs Capitalized Subsequent to Acquisition		Gross Amount Carried at December 31, 2015 (5) (6)
Property	City	State	Acquisition Date	Encumbrances at December 31, 2015		Land	Building and Improvements	Land	Building and Improvements			Accumulated Depreciation (7) (8)
O'Charley's I	Simpsonville	SC	9/30/2013	—	(1)	440	1,760	—	—	2,200		221
O'Charley's I	Grove City	OH	9/30/2013	—	(1)	436	1,745	—	—	2,181		245
O'Charley's I	Clarksville	TN	9/30/2013	—	(1)	858	1,287	—	—	2,145		218
O'Charley's I	Champaign	IL	9/30/2013	—	(1)	330	1,872	—	—	2,202		230
O'Charley's I	Columbus	OH	9/30/2013	—	(1)	329	1,862	—	—	2,191		243
O'Charley's I	Foley	AL	9/30/2013	—	(1)	331	1,875	—	—	2,206		237
O'Charley's I	Corydon	IN	9/30/2013	—	(1)	330	1,870	—	—	2,200		233
O'Charley's I	Salisbury	NC	9/30/2013	—	(1)	671	1,567	—	—	2,238		162
O'Charley's I	Carrollton	GA	9/30/2013	—	(1)	672	1,568	—	—	2,240		169
O'Charley's I	Lake Charles	LA	9/30/2013	—	(1)	948	1,159	—	—	2,107		217
O'Charley's I	Hattiesburg	MS	9/30/2013	—	(1)	433	1,731	—	—	2,164		262
O'Charley's I	Greenfield	IN	9/30/2013	—	(1)	665	1,552	—	—	2,217		188
Walgreens VII	Monroe	MI	9/30/2013	—	(1)	1,212	2,827	—	—	4,039		362
Walgreens VII	St Louis	MO	9/30/2013	—	(1)	955	2,228	—	—	3,183		284
Walgreens VII	Rockledge	FL	9/30/2013	—	(1)	1,093	2,030	—	—	3,123		261
Walgreens VII	Florissant	MO	9/30/2013	—	(1)	503	1,510	—	—	2,013		192
Walgreens VII	Florissant	MO	9/30/2013	—	(1)	596	1,391	—	—	1,987		177
Walgreens VII	Alton	IL	9/30/2013	—	(1)	1,216	3,649	—	—	4,865		469
Walgreens VII	Springfield	IL	9/30/2013	—	(1)	1,386	3,235	—	—	4,621		415
Walgreens VII	Washington	IL	9/30/2013	—	(1)	1,014	3,041	—	—	4,055		391
Walgreens VII	Bloomington	IL	9/30/2013	—	(1)	1,649	3,848	—	—	5,497		494
Walgreens VII	Mahomet	IL	9/30/2013	—	(1)	1,506	2,796	—	—	4,302		359
Tractor Supply II	Houghton	MI	10/3/2013	—	(1)	204	1,158	—	—	1,362		124
National Tire & Battery II	Mundelein	IL	10/4/2013	—	(1)	—	1,742	—	—	1,742		227
United Healthcare I	Howard (Green Bay)	WI	10/7/2013	—	(1)	3,790	54,998	—	—	51,370	(9)	2,851
Tractor Supply III	Harlan	KY	10/16/2013	—	(1)	248	2,232	—	—	2,480		231
Mattress Firm II	Knoxville	TN	10/18/2013	—	(1)	189	754	—	—	943		92
Dollar General XI	Greenville	MS	10/23/2013	—	(1)	192	769	—	—	961		94
Academy Sports I	Cape Girardeau	MO	10/29/2013	—	(1)	384	7,292	—	—	7,676		760
Talecris Plasma Resources I	Eagle Pass	TX	10/29/2013	—	(1)	286	2,577	—	—	2,863		262
Amazon I	Winchester	KY	10/30/2013	—	(1)	362	8,070	—	—	8,432		894
Fresenius II	Montclair	NJ	10/31/2013	—	(1)	1,214	2,255	—	—	3,469		230
Fresenius II	Sharon Hill	PA	10/31/2013	—	(1)	345	1,956	—	—	2,301		199
Dollar General XII	Le Center	MN	11/1/2013	—	(1)	47	886	—	—	933		108
Advance Auto II	Bunnell	FL	11/7/2013	—	(1)	92	1,741	—	—	1,833		212

(In thousands)						Initial Costs		Costs Capitalized Subsequent to Acquisition		Gross Amount Carried at December 31, 2015 (5) (6)
Property	City	State	Acquisition Date	Encumbrances at December 31, 2015		Land	Building and Improvements	Land	Building and Improvements		Accumulated Depreciation (7) (8)
Advance Auto II	Washington	GA	11/7/2013	—	(1)	55	1,042	—	—	1,097	127
Dollar General XIII	Vidor	TX	11/7/2013	—	(1)	46	875	—	—	921	106
FedEx Ground II	Leland	MS	11/12/2013	—	(1)	220	4,186	—	—	4,406	553
Burger King I	Algonquin	IL	11/14/2013	—	(1)	798	798	—	—	1,596	96
Burger King I	Antioch	IL	11/14/2013	—	(1)	706	471	—	—	1,177	57
Burger King I	Crystal Lake	IL	11/14/2013	—	(1)	541	232	—	—	773	28
Burger King I	Grayslake	IL	11/14/2013	—	(1)	582	476	—	—	1,058	57
Burger King I	Gurnee	IL	11/14/2013	—	(1)	931	931	—	—	1,862	112
Burger King I	McHenry	IL	11/14/2013	—	(1)	742	318	—	—	1,060	38
Burger King I	Round Lake Beach	IL	11/14/2013	—	(1)	1,273	1,042	—	—	2,315	125
Burger King I	Waukegan	IL	11/14/2013	—	(1)	611	611	—	—	1,222	73
Burger King I	Woodstock	IL	11/14/2013	—	(1)	869	290	—	—	1,159	35
Burger King I	Austintown	OH	11/14/2013	—	(1)	221	1,251	—	—	1,472	150
Burger King I	Beavercreek	OH	11/14/2013	—	(1)	410	761	—	—	1,171	91
Burger King I	Celina	OH	11/14/2013	—	(1)	233	932	—	—	1,165	112
Burger King I	Chardon	OH	11/14/2013	—	(1)	332	497	—	—	829	60
Burger King I	Chesterland	OH	11/14/2013	—	(1)	320	747	—	—	1,067	90
Burger King I	Cortland	OH	11/14/2013	—	(1)	118	1,063	—	—	1,181	128
Burger King I	Dayton	OH	11/14/2013	—	(1)	464	862	—	—	1,326	103
Burger King I	Fairborn	OH	11/14/2013	—	(1)	421	982	—	—	1,403	118
Burger King I	Girard	OH	11/14/2013	—	(1)	421	1,264	—	—	1,685	152
Burger King I	Greenville	OH	11/14/2013	—	(1)	248	993	—	—	1,241	119
Burger King I	Madison	OH	11/14/2013	—	(1)	282	845	—	—	1,127	101
Burger King I	Mentor	OH	11/14/2013	—	(1)	196	786	—	—	982	94
Burger King I	Niles	OH	11/14/2013	—	(1)	304	1,214	—	—	1,518	146
Burger King I	North Royalton	OH	11/14/2013	—	(1)	156	886	—	—	1,042	106
Burger King I	Painesville	OH	11/14/2013	—	(1)	170	965	—	—	1,135	116
Burger King I	Poland	OH	11/14/2013	—	(1)	212	847	—	—	1,059	102
Burger King I	Ravenna	OH	11/14/2013	—	(1)	391	1,172	—	—	1,563	141
Burger King I	Salem	OH	11/14/2013	—	(1)	352	1,408	—	—	1,760	169
Burger King I	Trotwood	OH	11/14/2013	—	(1)	266	798	—	—	1,064	96
Burger King I	Twinsburg	OH	11/14/2013	—	(1)	458	850	—	—	1,308	102
Burger King I	Vandalia	OH	11/14/2013	—	(1)	182	728	—	—	910	87
Burger King I	Warren	OH	11/14/2013	—	(1)	176	997	—	—	1,173	120
Burger King I	Warren	OH	11/14/2013	—	(1)	168	1,516	—	—	1,684	182

(In thousands)						Initial Costs		Costs Capitalized Subsequent to Acquisition		Gross Amount Carried at December 31, 2015 (5) (6)
Property	City	State	Acquisition Date	Encumbrances at December 31, 2015		Land	Building and Improvements	Land	Building and Improvements			Accumulated Depreciation (7) (8)
Burger King I	Willoughby	OH	11/14/2013	—	(1)	394	920	—	—	1,314		110
Burger King I	Youngstown	OH	11/14/2013	—	(1)	300	901	—	—	1,201		108
Burger King I	Youngstown	OH	11/14/2013	—	(1)	186	1,675	—	—	1,861		201
Burger King I	Youngstown	OH	11/14/2013	—	(1)	147	1,324	—	—	1,471		159
Burger King I	Youngstown	OH	11/14/2013	—	(1)	370	1,481	—	—	1,851		178
Burger King I	Bethel Park	PA	11/14/2013	—	(1)	342	634	—	—	976		76
Burger King I	North Fayette	PA	11/14/2013	—	(1)	463	1,388	—	—	1,851		167
Burger King I	North Versailles	PA	11/14/2013	—	(1)	553	1,659	—	—	2,212		199
Burger King I	Columbiana	OH	11/14/2013	—	(1)	581	871	—	—	1,452		105
Dollar General XIV	Fort Smith	AR	11/20/2013	—	(1)	184	1,042	—	—	1,226		122
Dollar General XIV	Hot Springs	AR	11/20/2013	—	(1)	287	862	—	—	1,149		101
Dollar General XIV	Royal	AR	11/20/2013	—	(1)	137	777	—	—	914		91
Dollar General XV	Wilson	NY	11/20/2013	—	(1)	172	972	—	—	1,144		114
Mattress Firm I	McDonough	GA	11/22/2013	—	(1)	185	1,663	—	—	1,848		195
FedEx Ground III	Bismarck	ND	11/25/2013	—	(1)	554	3,139	—	—	3,693		399
Dollar General XVI	LaFollette	TN	11/27/2013	—	(1)	43	824	—	—	867		96
Family Dollar V	Carrollton	MO	11/27/2013	—	(1)	37	713	—	—	750		83
Walgreens VIII	Bettendorf	IA	12/6/2013	—	(1)	1,398	3,261	—	—	4,659		408
CVS III	Detroit	MI	12/10/2013	—	(1)	447	2,533	—	—	2,980		317
Family Dollar VI	Walden	CO	12/10/2013	—	(1)	100	568	—	—	668		66
Mattress Firm III	Valdosta	GA	12/17/2013	—	(1)	169	1,522	—	—	1,691		171
Arby's II	Virginia	MN	12/23/2013	—	(1)	117	1,056	—	—	1,173		117
Family Dollar VI	Kremmling	CO	12/23/2013	—	(1)	194	778	—	—	972		87
SAAB Sensis I	Syracuse	NY	12/23/2013	8,190		1,731	15,580	—	—	15,086	(9)	714
Citizens Bank I	Doylestown	PA	12/27/2013	—	(1)	588	1,373	—	—	1,961		147
Citizens Bank I	Lansdale	PA	12/27/2013	—	(1)	531	1,238	—	—	1,769		133
Citizens Bank I	Lima	PA	12/27/2013	—	(1)	1,376	1,682	—	—	3,058		180
Citizens Bank I	Philadelphia	PA	12/27/2013	—	(1)	473	2,680	—	—	3,153		287
Citizens Bank I	Philadelphia	PA	12/27/2013	—	(1)	412	2,337	—	—	2,749		250
Citizens Bank I	Philadelphia	PA	12/27/2013	—	(1)	321	2,889	—	—	3,210		310
Citizens Bank I	Philadelphia	PA	12/27/2013	—	(1)	388	1,551	—	—	1,939		166
Citizens Bank I	Richboro	PA	12/27/2013	—	(1)	642	1,193	—	—	1,835		128
Citizens Bank I	Wayne	PA	12/27/2013	—	(1)	1,923	1,923	—	—	3,846		206
Walgreens IX	Waterford	MI	1/3/2014	—	(1)	514	4,531	—	—	5,045		239
SunTrust Bank II	Lakeland	FL	1/8/2014	—	(2)	590	705	—	—	1,295		48

(In thousands)						Initial Costs		Costs Capitalized Subsequent to Acquisition		Gross Amount Carried at December 31, 2015 (5) (6)
Property	City	State	Acquisition Date	Encumbrances at December 31, 2015		Land	Building and Improvements	Land	Building and Improvements		Accumulated Depreciation (7) (8)
SunTrust Bank II	Pensacola	FL	1/8/2014	—	(2)	513	297	—	—	810	21
SunTrust Bank II	Plant City	FL	1/8/2014	—	(2)	499	1,139	—	—	1,638	71
SunTrust Bank II	Vero Beach	FL	1/8/2014	—	(2)	825	2,682	—	—	3,507	149
SunTrust Bank II	Osprey	FL	1/8/2014	—	(2)	450	2,086	—	—	2,536	131
SunTrust Bank II	Panama City	FL	1/8/2014	—	(2)	484	1,075	—	—	1,559	65
SunTrust Bank II	Miami	FL	1/8/2014	—	(2)	3,187	3,224	—	—	6,411	182
SunTrust Bank II	Winter Park	FL	1/8/2014	—	(2)	2,264	1,079	—	—	3,343	68
SunTrust Bank II	Fruitland Park	FL	1/8/2014	—	(2)	305	785	—	—	1,090	50
SunTrust Bank II	Seminole	FL	1/8/2014	—	(2)	1,329	3,486	—	—	4,815	191
SunTrust Bank II	Okeechobee	FL	1/8/2014	—	(2)	339	1,569	—	—	1,908	113
SunTrust Bank II	Norcross	GA	1/8/2014	—	(2)	660	252	—	—	912	17
SunTrust Bank II	Douglasville	GA	1/8/2014	—	(2)	410	749	—	—	1,159	44
SunTrust Bank II	Duluth	GA	1/8/2014	—	(2)	1,081	2,111	—	—	3,192	119
SunTrust Bank II	Atlanta	GA	1/8/2014	—	(2)	1,071	2,293	—	—	3,364	131
SunTrust Bank II	Kennesaw	GA	1/8/2014	—	(2)	930	1,727	—	—	2,657	101
SunTrust Bank II	Cockeysville	MD	1/8/2014	—	(2)	2,184	479	—	—	2,663	27
SunTrust Bank II	Apex	NC	1/8/2014	—	(2)	296	1,240	—	—	1,536	68
SunTrust Bank II	Arden	NC	1/8/2014	—	(2)	374	216	—	—	590	15
SunTrust Bank II	Greensboro	NC	1/8/2014	—	(2)	650	712	—	—	1,362	47
SunTrust Bank II	Greensboro	NC	1/8/2014	—	(2)	326	633	—	—	959	37
SunTrust Bank II	Salisbury	NC	1/8/2014	—	(2)	264	293	—	—	557	22
SunTrust Bank II	Mauldin	SC	1/8/2014	—	(2)	542	704	—	—	1,246	46
SunTrust Bank II	Nashville	TN	1/8/2014	—	(2)	890	504	—	—	1,394	35
SunTrust Bank II	Chattanooga	TN	1/8/2014	—	(2)	358	564	—	—	922	33
SunTrust Bank II	East Ridge	TN	1/8/2014	—	(2)	276	475	—	—	751	31
SunTrust Bank II	Fredericksburg	VA	1/8/2014	—	(2)	1,623	446	—	—	2,069	31
SunTrust Bank II	Lynchburg	VA	1/8/2014	—	(2)	584	1,255	—	—	1,839	74
SunTrust Bank II	Chesapeake	VA	1/8/2014	—	(2)	490	695	—	—	1,185	42
SunTrust Bank II	Bushnell	FL	1/8/2014	—	(2)	385	1,216	—	—	1,601	64

(In thousands)						Initial Costs		Costs Capitalized Subsequent to Acquisition		Gross Amount Carried at December 31, 2015 (5) (6)
Property	City	State	Acquisition Date	Encumbrances at December 31, 2015		Land	Building and Improvements	Land	Building and Improvements		Accumulated Depreciation (7) (8)
Mattress Firm IV	Meridian	ID	1/9/2014	—	(1)	691	1,193	—	—	1,884	71
Dollar General XII	Sunrise Beach	MO	1/15/2014	—	(1)	105	795	—	—	900	67
FedEx Ground IV	Council Bluffs	IA	1/24/2014	—	(1)	768	3,908	—	—	4,676	240
Mattress Firm V	Florence	AL	1/28/2014	—	(1)	299	1,478	—	—	1,777	84
Mattress Firm I	Aiken	SC	2/5/2014	—	(1)	426	1,029	—	—	1,455	68
Family Dollar VII	Bernice	LA	2/7/2014	—	(1)	51	527	—	—	578	31
Aaron's I	Erie	PA	2/10/2014	—	(1)	126	708	—	—	834	38
AutoZone III	Caro	MI	2/13/2014	—	(1)	135	855	—	—	990	48
C&S Wholesale Grocer I	Westfield	MA	2/21/2014	29,500		12,050	29,727	—	—	41,777	1,771
C&S Wholesale Grocer I	Hatfield (North)	MA	2/21/2014	20,280		1,951	27,528	—	—	29,479	1,627
C&S Wholesale Grocer I	Hatfield (South)	MA	2/21/2014	10,000		1,420	14,169	—	—	15,589	677
C&S Wholesale Grocer I	Aberdeen	MD	2/21/2014	22,533		3,615	27,684	—	—	31,299	1,297
C&S Wholesale Grocer I	Birmingham	AL	2/21/2014	—	(1)	4,951	36,894	—	—	41,845	1,737
Advance Auto III	Taunton	MA	2/25/2014	—	(1)	404	1,148	—	—	1,552	57
Family Dollar VIII	Dexter	NM	3/3/2014	—	(1)	79	745	—	—	824	48
Family Dollar VIII	Hale Center	TX	3/3/2014	—	(1)	111	624	—	—	735	40
Family Dollar VIII	Plains	TX	3/3/2014	—	(1)	100	624	—	—	724	40
Dollar General XVII	Tullos	LA	3/5/2014	—	(1)	114	736	—	—	850	41
SunTrust Bank III	Killen	AL	3/10/2014	—	(3)	91	637	—	—	728	39
SunTrust Bank III	Muscle Shoals	AL	3/10/2014	—	(3)	242	1,480	—	—	1,722	87
SunTrust Bank III	Sarasota	FL	3/10/2014	—	(3)	741	852	—	—	1,593	50
SunTrust Bank III	Vero Beach	FL	3/10/2014	—	(3)	675	483	—	—	1,158	31
SunTrust Bank III	Fort Meade	FL	3/10/2014	—	(3)	175	2,375	—	—	2,550	121
SunTrust Bank III	Port St. Lucie	FL	3/10/2014	—	(3)	913	1,772	—	—	2,685	99
SunTrust Bank III	Mulberry	FL	3/10/2014	—	(3)	406	753	—	—	1,159	43
SunTrust Bank III	Gainesville	FL	3/10/2014	—	(3)	458	2,139	—	—	2,597	110
SunTrust Bank III	Gainesville	FL	3/10/2014	—	(3)	457	816	—	—	1,273	47
SunTrust Bank III	Gulf Breeze	FL	3/10/2014	—	(3)	1,092	1,569	—	—	2,661	87
SunTrust Bank III	Sarasota	FL	3/10/2014	—	(3)	955	1,329	—	—	2,284	73
SunTrust Bank III	Hobe Sound	FL	3/10/2014	—	(3)	442	1,521	—	—	1,963	80
SunTrust Bank III	Port St. Lucie	FL	3/10/2014	—	(3)	996	872	—	—	1,868	52
SunTrust Bank III	Mount Dora	FL	3/10/2014	—	(3)	570	1,933	—	—	2,503	99
SunTrust Bank III	Daytona Beach	FL	3/10/2014	—	(3)	376	1,379	—	—	1,755	76
SunTrust Bank III	Lutz	FL	3/10/2014	—	(3)	438	1,477	—	—	1,915	75
SunTrust Bank III	Jacksonville	FL	3/10/2014	—	(3)	871	372	—	—	1,243	24

(In thousands)						Initial Costs		Costs Capitalized Subsequent to Acquisition		Gross Amount Carried at December 31, 2015 (5) (6)
Property	City	State	Acquisition Date	Encumbrances at December 31, 2015		Land	Building and Improvements	Land	Building and Improvements		Accumulated Depreciation (7) (8)
SunTrust Bank III	Jacksonville	FL	3/10/2014	—	(3)	366	1,136	—	—	1,502	61
SunTrust Bank III	Boca Raton	FL	3/10/2014	—	(3)	1,617	690	—	—	2,307	39
SunTrust Bank III	Tamarac	FL	3/10/2014	—	(3)	997	1,241	—	—	2,238	68
SunTrust Bank III	Pompano Beach	FL	3/10/2014	—	(3)	886	2,024	—	—	2,910	103
SunTrust Bank III	St. Cloud	FL	3/10/2014	—	(3)	1,046	1,887	—	—	2,933	100
SunTrust Bank III	Ormond Beach	FL	3/10/2014	—	(3)	1,047	1,566	—	—	2,613	89
SunTrust Bank III	Daytona Beach	FL	3/10/2014	—	(3)	443	1,586	—	—	2,029	89
SunTrust Bank III	Ormond Beach	FL	3/10/2014	—	(3)	854	1,385	—	—	2,239	76
SunTrust Bank III	Ormond Beach	FL	3/10/2014	—	(3)	873	2,235	—	—	3,108	115
SunTrust Bank III	Brooksville	FL	3/10/2014	—	(3)	460	954	—	—	1,414	55
SunTrust Bank III	Inverness	FL	3/10/2014	—	(3)	867	2,559	—	—	3,426	136
SunTrust Bank III	Indian Harbour Beach	FL	3/10/2014	—	(3)	914	1,181	—	—	2,095	89
SunTrust Bank III	Melbourne	FL	3/10/2014	—	(3)	772	1,927	—	—	2,699	102
SunTrust Bank III	Orlando	FL	3/10/2014	—	(3)	1,234	1,125	—	—	2,359	63
SunTrust Bank III	Orlando	FL	3/10/2014	—	(3)	874	1,922	—	—	2,796	100
SunTrust Bank III	St. Petersburg	FL	3/10/2014	—	(3)	803	1,043	—	—	1,846	56
SunTrust Bank III	Casselberry	FL	3/10/2014	—	(3)	609	2,443	—	—	3,052	126
SunTrust Bank III	Rockledge	FL	3/10/2014	—	(3)	742	1,126	—	—	1,868	61
SunTrust Bank III	New Smyrna Beach	FL	3/10/2014	—	(3)	244	1,245	—	—	1,489	67
SunTrust Bank III	New Port Richey	FL	3/10/2014	—	(3)	602	1,104	—	—	1,706	60
SunTrust Bank III	Tampa	FL	3/10/2014	—	(3)	356	1,042	—	—	1,398	66
SunTrust Bank III	Lakeland	FL	3/10/2014	—	(3)	927	1,594	—	—	2,521	100
SunTrust Bank III	Ocala	FL	3/10/2014	—	(3)	347	1,336	—	—	1,683	98
SunTrust Bank III	St. Petersburg	FL	3/10/2014	—	(3)	211	1,237	—	—	1,448	67
SunTrust Bank III	Atlanta	GA	3/10/2014	—	(3)	3,027	4,873	—	—	7,900	237
SunTrust Bank III	Atlanta	GA	3/10/2014	—	(3)	4,422	1,559	—	—	5,981	84
SunTrust Bank III	Atlanta	GA	3/10/2014	—	(3)	2,469	1,716	—	—	4,185	87
SunTrust Bank III	Stone Mountain	GA	3/10/2014	—	(3)	605	522	—	—	1,127	28
SunTrust Bank III	Lithonia	GA	3/10/2014	—	(3)	212	770	—	—	982	41
SunTrust Bank III	Union City	GA	3/10/2014	—	(3)	400	542	—	—	942	31
SunTrust Bank III	Peachtree City	GA	3/10/2014	—	(3)	887	2,242	—	—	3,129	121
SunTrust Bank III	Stockbridge	GA	3/10/2014	—	(3)	358	760	—	—	1,118	43
SunTrust Bank III	Conyers	GA	3/10/2014	—	(3)	205	1,334	—	—	1,539	68
SunTrust Bank III	Morrow	GA	3/10/2014	—	(3)	400	1,759	—	—	2,159	90
SunTrust Bank III	Marietta	GA	3/10/2014	—	(3)	2,168	1,169	—	—	3,337	67

(In thousands)						Initial Costs		Costs Capitalized Subsequent to Acquisition		Gross Amount Carried at December 31, 2015 (5) (6)
Property	City	State	Acquisition Date	Encumbrances at December 31, 2015		Land	Building and Improvements	Land	Building and Improvements		Accumulated Depreciation (7) (8)
SunTrust Bank III	Marietta	GA	3/10/2014	—	(3)	1,087	2,056	—	—	3,143	103
SunTrust Bank III	Thomson	GA	3/10/2014	—	(3)	91	719	—	—	810	43
SunTrust Bank III	Evans	GA	3/10/2014	—	(3)	969	2,103	—	—	3,072	119
SunTrust Bank III	Savannah	GA	3/10/2014	—	(3)	224	1,116	—	—	1,340	59
SunTrust Bank III	Savannah	GA	3/10/2014	—	(3)	458	936	—	—	1,394	59
SunTrust Bank III	Macon	GA	3/10/2014	—	(3)	214	771	—	—	985	46
SunTrust Bank III	Albany	GA	3/10/2014	—	(3)	260	531	—	—	791	40
SunTrust Bank III	Sylvester	GA	3/10/2014	—	(3)	242	845	—	—	1,087	47
SunTrust Bank III	Brunswick	GA	3/10/2014	—	(3)	384	888	—	—	1,272	50
SunTrust Bank III	Athens	GA	3/10/2014	—	(3)	427	472	—	—	899	39
SunTrust Bank III	Cartersville	GA	3/10/2014	—	(3)	658	1,734	—	—	2,392	90
SunTrust Bank III	Annapolis	MD	3/10/2014	—	(3)	3,331	1,655	—	—	4,986	76
SunTrust Bank III	Glen Burnie	MD	3/10/2014	—	(3)	2,307	1,236	—	—	3,543	61
SunTrust Bank III	Cambridge	MD	3/10/2014	—	(3)	1,130	1,265	—	—	2,395	60
SunTrust Bank III	Avondale	MD	3/10/2014	—	(3)	1,760	485	—	—	2,245	27
SunTrust Bank III	Asheboro	NC	3/10/2014	—	(3)	458	774	—	—	1,232	44
SunTrust Bank III	Bessemer City	NC	3/10/2014	—	(3)	212	588	—	—	800	32
SunTrust Bank III	Charlotte	NC	3/10/2014	—	(3)	529	650	—	—	1,179	34
SunTrust Bank III	Charlotte	NC	3/10/2014	—	(3)	563	750	—	—	1,313	44
SunTrust Bank III	Dunn	NC	3/10/2014	—	(3)	384	616	—	—	1,000	37
SunTrust Bank III	Durham	NC	3/10/2014	—	(3)	488	742	—	—	1,230	39
SunTrust Bank III	Durham	NC	3/10/2014	—	(3)	284	506	—	—	790	33
SunTrust Bank III	Greensboro	NC	3/10/2014	—	(3)	488	794	—	—	1,282	46
SunTrust Bank III	Harrisburg	NC	3/10/2014	—	(3)	151	389	—	—	540	25
SunTrust Bank III	Hendersonville	NC	3/10/2014	—	(3)	468	945	—	—	1,413	51
SunTrust Bank III	Lenoir	NC	3/10/2014	—	(3)	1,021	3,980	—	—	5,001	196
SunTrust Bank III	Lexington	NC	3/10/2014	—	(3)	129	266	—	—	395	22
SunTrust Bank III	Mebane	NC	3/10/2014	—	(3)	500	887	—	—	1,387	46
SunTrust Bank III	Oxford	NC	3/10/2014	—	(3)	530	1,727	—	—	2,257	86
SunTrust Bank III	Rural Hall	NC	3/10/2014	—	(3)	158	193	—	—	351	13
SunTrust Bank III	Stanley	NC	3/10/2014	—	(3)	183	398	—	—	581	27
SunTrust Bank III	Sylva	NC	3/10/2014	—	(3)	51	524	—	—	575	24
SunTrust Bank III	Walnut Cove	NC	3/10/2014	—	(3)	212	690	—	—	902	35
SunTrust Bank III	Winston-Salem	NC	3/10/2014	—	(3)	362	513	—	—	875	29
SunTrust Bank III	Yadkinville	NC	3/10/2014	—	(3)	438	765	—	—	1,203	40

(In thousands)						Initial Costs		Costs Capitalized Subsequent to Acquisition		Gross Amount Carried at December 31, 2015 (5) (6)
Property	City	State	Acquisition Date	Encumbrances at December 31, 2015		Land	Building and Improvements	Land	Building and Improvements		Accumulated Depreciation (7) (8)
SunTrust Bank III	Greenville	SC	3/10/2014	—	(3)	377	871	—	—	1,248	47
SunTrust Bank III	Greenville	SC	3/10/2014	—	(3)	264	684	—	—	948	38
SunTrust Bank III	Greenville	SC	3/10/2014	—	(3)	590	1,007	—	—	1,597	58
SunTrust Bank III	Greenville	SC	3/10/2014	—	(3)	449	1,640	—	—	2,089	109
SunTrust Bank III	Nashville	TN	3/10/2014	—	(3)	204	740	—	—	944	37
SunTrust Bank III	Nashville	TN	3/10/2014	—	(3)	1,776	1,601	—	—	3,377	96
SunTrust Bank III	Brentwood	TN	3/10/2014	—	(3)	885	1,987	—	—	2,872	104
SunTrust Bank III	Brentwood	TN	3/10/2014	—	(3)	996	1,536	—	—	2,532	81
SunTrust Bank III	Smyrna	TN	3/10/2014	—	(3)	501	767	—	—	1,268	46
SunTrust Bank III	Murfreesboro	TN	3/10/2014	—	(3)	451	847	—	—	1,298	42
SunTrust Bank III	Murfreesboro	TN	3/10/2014	—	(3)	262	182	—	—	444	14
SunTrust Bank III	Soddy Daisy	TN	3/10/2014	—	(3)	338	624	—	—	962	32
SunTrust Bank III	Signal Mountain	TN	3/10/2014	—	(3)	296	697	—	—	993	37
SunTrust Bank III	Chattanooga	TN	3/10/2014	—	(3)	419	811	—	—	1,230	42
SunTrust Bank III	Chattanooga	TN	3/10/2014	—	(3)	191	335	—	—	526	18
SunTrust Bank III	Kingsport	TN	3/10/2014	—	(3)	162	260	—	—	422	16
SunTrust Bank III	Loudon	TN	3/10/2014	—	(3)	331	541	—	—	872	29
SunTrust Bank III	Morristown	TN	3/10/2014	—	(3)	214	444	—	—	658	33
SunTrust Bank III	Richmond	VA	3/10/2014	—	(3)	153	313	—	—	466	20
SunTrust Bank III	Richmond	VA	3/10/2014	—	(3)	233	214	—	—	447	14
SunTrust Bank III	Fairfax	VA	3/10/2014	—	(3)	2,835	1,081	—	—	3,916	56
SunTrust Bank III	Lexington	VA	3/10/2014	—	(3)	122	385	—	—	507	23
SunTrust Bank III	Roanoke	VA	3/10/2014	—	(3)	316	734	—	—	1,050	39
SunTrust Bank III	Radford	VA	3/10/2014	—	(3)	137	203	—	—	340	12
SunTrust Bank III	Williamsburg	VA	3/10/2014	—	(3)	447	585	—	—	1,032	35
SunTrust Bank III	Onancock	VA	3/10/2014	—	(3)	829	1,300	—	—	2,129	64
SunTrust Bank III	Accomac	VA	3/10/2014	—	(3)	149	128	—	—	277	7
SunTrust Bank III	Painter	VA	3/10/2014	—	(3)	89	259	—	—	348	16
SunTrust Bank III	Stafford	VA	3/10/2014	—	(3)	2,130	1,714	—	—	3,844	89
SunTrust Bank III	Roanoke	VA	3/10/2014	—	(3)	753	1,165	—	—	1,918	64
SunTrust Bank III	Melbourne	FL	3/10/2014	—	(3)	788	1,888	—	—	2,676	97
SunTrust Bank III	Bethesda	MD	3/10/2014	—	(3)	7,460	2,822	—	—	10,282	130
SunTrust Bank III	Raleigh	NC	3/10/2014	—	(3)	629	1,581	—	—	2,210	76
SunTrust Bank III	Richmond	VA	3/10/2014	—	(3)	3,141	7,441	—	—	10,582	447
SunTrust Bank IV	Lake Mary	FL	3/10/2014	—	(4)	1,911	2,849	—	—	4,760	146

(In thousands)						Initial Costs		Costs Capitalized Subsequent to Acquisition		Gross Amount Carried at December 31, 2015 (5) (6)
Property	City	State	Acquisition Date	Encumbrances at December 31, 2015		Land	Building and Improvements	Land	Building and Improvements		Accumulated Depreciation (7) (8)
SunTrust Bank IV	Bayonet Point	FL	3/10/2014	—	(4)	528	1,172	—	—	1,700	63
SunTrust Bank IV	Marianna	FL	3/10/2014	—	(4)	134	3,069	—	—	3,203	146
SunTrust Bank IV	St. Augustine	FL	3/10/2014	—	(4)	489	2,129	—	—	2,618	108
SunTrust Bank IV	Deltona	FL	3/10/2014	—	(4)	631	1,512	—	—	2,143	86
SunTrust Bank IV	Spring Hill	FL	3/10/2014	—	(4)	673	2,550	—	—	3,223	128
SunTrust Bank IV	Pembroke Pines	FL	3/10/2014	—	(4)	1,688	548	—	—	2,236	36
SunTrust Bank IV	Palm Coast	FL	3/10/2014	—	(4)	447	1,548	—	—	1,995	84
SunTrust Bank IV	Clearwater	FL	3/10/2014	—	(4)	783	1,936	—	—	2,719	96
SunTrust Bank IV	Clearwater	FL	3/10/2014	—	(4)	353	1,863	—	—	2,216	97
SunTrust Bank IV	Ocala	FL	3/10/2014	—	(4)	581	1,091	—	—	1,672	67
SunTrust Bank IV	Ocala	FL	3/10/2014	—	(4)	559	750	—	—	1,309	51
SunTrust Bank IV	Chamblee	GA	3/10/2014	—	(4)	1,029	813	—	—	1,842	47
SunTrust Bank IV	Stone Mountain	GA	3/10/2014	—	(4)	461	475	—	—	936	26
SunTrust Bank IV	Columbus	GA	3/10/2014	—	(4)	417	1,395	—	—	1,812	74
SunTrust Bank IV	Madison	GA	3/10/2014	—	(4)	304	612	—	—	916	30
SunTrust Bank IV	Prince Frederick	MD	3/10/2014	—	(4)	2,431	940	—	—	3,371	54
SunTrust Bank IV	Charlotte	NC	3/10/2014	—	(4)	651	444	—	—	1,095	30
SunTrust Bank IV	Creedmoor	NC	3/10/2014	—	(4)	306	789	—	—	1,095	43
SunTrust Bank IV	Greensboro	NC	3/10/2014	—	(4)	619	742	—	—	1,361	50
SunTrust Bank IV	Pittsboro	NC	3/10/2014	—	(4)	61	510	—	—	571	24
SunTrust Bank IV	Roxboro	NC	3/10/2014	—	(4)	234	1,100	—	—	1,334	54
SunTrust Bank IV	Liberty	SC	3/10/2014	—	(4)	254	911	—	—	1,165	46
SunTrust Bank IV	Nashville	TN	3/10/2014	—	(4)	1,035	745	—	—	1,780	39
SunTrust Bank IV	Lebanon	TN	3/10/2014	—	(4)	851	1,102	—	—	1,953	59
SunTrust Bank IV	Johnson City	TN	3/10/2014	—	(4)	174	293	—	—	467	20
SunTrust Bank IV	Gloucester	VA	3/10/2014	—	(4)	154	2,281	—	—	2,435	115
SunTrust Bank IV	Collinsville	VA	3/10/2014	—	(4)	215	555	—	—	770	30
SunTrust Bank IV	Stuart	VA	3/10/2014	—	(4)	374	1,532	—	—	1,906	79
SunTrust Bank IV	Douglas	GA	3/10/2014	—	(4)	73	1,248	—	—	1,321	63
Dollar General XVIII	Deville	LA	3/19/2014	—	(1)	93	741	—	—	834	39
Mattress Firm I	Holland	MI	3/19/2014	—	(1)	507	1,014	—	—	1,521	59
Sanofi US I	Bridgewater	NJ	3/20/2014	125,000		16,009	194,287	—	—	210,296	9,110
Dollar General XVII	Hornbeck	LA	3/25/2014	—	(1)	82	780	—	—	862	41
Family Dollar IX	Fannettsburg	PA	4/8/2014	—	(1)	165	803	—	—	968	41
Mattress Firm I	Saginaw	MI	4/8/2014	—	(1)	337	1,140	—	—	1,477	63

(In thousands)						Initial Costs		Costs Capitalized Subsequent to Acquisition		Gross Amount Carried at December 31, 2015 (5) (6)
Property	City	State	Acquisition Date	Encumbrances at December 31, 2015		Land	Building and Improvements	Land	Building and Improvements		Accumulated Depreciation (7) (8)
Bi-Lo I	Greenville	SC	5/8/2014	—	(1)	1,504	4,770	—	—	6,274	227
Stop & Shop I	Bristol	RI	5/8/2014	7,849		2,860	10,010	—	—	12,870	464
Stop & Shop I	Cumberland	RI	5/8/2014	—	(1)	3,295	13,693	—	—	16,988	652
Stop & Shop I	Framingham	MA	5/8/2014	8,721		3,971	12,289	—	—	16,260	532
Stop & Shop I	Hyde Park	NY	5/8/2014	—	(1)	3,154	10,646	—	—	13,800	492
Stop & Shop I	Malden	MA	5/8/2014	11,957		4,418	15,195	—	—	19,613	655
Stop & Shop I	Sicklerville	NJ	5/8/2014	—	(1)	2,367	9,873	—	—	12,240	444
Stop & Shop I	Southington	CT	5/8/2014	—	(1)	3,238	13,169	—	—	16,407	600
Stop & Shop I	Swampscott	MA	5/8/2014	10,409		3,644	12,982	—	—	16,626	560
Dollar General XVII	Forest Hill	LA	5/12/2014	—	(1)	83	728	—	—	811	37
Dollar General XIX	Chelsea	OK	5/13/2014	—	(1)	231	919	—	—	1,150	51
Dollar General XX	Brookhaven	MS	5/14/2014	—	(1)	186	616	—	—	802	30
Dollar General XX	Columbus	MS	5/14/2014	—	(1)	370	491	—	—	861	28
Dollar General XX	Forest	MS	5/14/2014	—	(1)	72	856	—	—	928	40
Dollar General XX	Rolling Fork	MS	5/14/2014	—	(1)	244	929	—	—	1,173	44
Dollar General XX	West Point	MS	5/14/2014	—	(1)	318	506	—	—	824	30
Dollar General XXI	Huntington	WV	5/29/2014	—	(1)	101	1,101	—	—	1,202	56
Dollar General XXII	Warren	IN	5/30/2014	—	(1)	88	962	—	—	1,050	41
Encumbrances allocated based on notes below				799,209
Total				$1,053,648		$358,955	$1,549,787	$—	$—	$1,899,099	$141,594
  ___________________________________

(1)	These properties collateralize a multi-tenant mortgage loan, which had $649.5 million outstanding as of December 31, 2015.

(2)	These properties collateralize a mortgage note payable of $25.0 million as of December 31, 2015.

(3)	These properties collateralize a mortgage note payable of $99.7 million as of December 31, 2015.

(4)	These properties collateralize a mortgage note payable of $25.0 million as of December 31, 2015.

(5)	Acquired intangible lease assets allocated to individual properties in the amount of $319.0 million are not reflected in the table above.

(6)	The tax basis of aggregate land, buildings and improvements as of December 31, 2015 is $2.1 billion.

(7)	The accumulated depreciation column excludes $73.8 million of accumulated amortization associated with acquired intangible lease assets.

(8)	Depreciation is computed using the straight-line method over the estimated useful lives of up to 40 years for buildings, 15 years for land improvements and five years for fixtures.

(9)
The gross amount of aggregate land and building and improvements carried at December 31, 2015 reflects the impact of final purchase price allocations, recorded as of December 31, 2014, which results in decreases from initial costs of aggregate land and building improvements at United Healthcare I and SAAB Sensis I of $7.4 million and $2.2 million, respectively.

The following is a summary of activity for real estate and accumulated depreciation for the years ended December 31, 2015 and 2014 and the period from January 22, 2013 (date of inception) to December 31, 2013:

	Year Ended December 31, 2015	Year Ended December 31, 2014	Period from January 22, 2013 (date of inception) to December 31, 2013
(In thousands)
Real estate investments, at cost:
Balance at beginning of year	$1,899,099	$1,016,599	$—
Additions - acquisitions	—	882,500	1,016,599
Disposals	—	—	—
Balance at end of the year	$1,899,099	$1,899,099	$1,016,599

Accumulated depreciation:
Balance at beginning of year	$74,648	$12,077	$—
Depreciation expense	66,946	62,571	12,077
Disposals	—	—	—
Balance at end of the year	$141,594	$74,648	$12,077